Summary of Significant Accounting Policies - Contract Balance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable
Beginning balance	$ 4,949,244	$ 21,483,102
Decrease, net	(2,614,637)	(16,533,858)
Ending balance	2,334,607	4,949,244
Deferred Revenue
Beginning balance	175,375	1,943,168
Decrease, net	468,622	(1,767,793)
Ending balance	643,997	175,375
Revenue recognized, included in the balance of deferred revenue	$ 83,085	$ 1,857,881
In-app purchase revenue | Maximum
Deferred Revenue
Period Taken By Payment Platform To Remit Company	45 days
In-app purchase revenue | Minimum
Deferred Revenue
Period Taken By Payment Platform To Remit Company	18 days